Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

Classification	March 31, 2018	December 31, 2017
Furniture and equipment	$11,666	$11,666
Leasehold improvements	38,717	38,717
Computer equipment	3,019	3,019
Total	53,402	53,402
Less: Accumulated depreciation	(31,388)	(28,779)
Property and equipment, net	$22,014	$24,623

Depreciation expense for the three months ended March 31, 2018, totaled $2,609.

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31, 2017 and 2016:

Classification	2017	2016
Furniture and equipment	$11,666	$123,829
Tooling equipment	—	27,015
Leasehold improvements	38,717	57,780
Computer equipment	3,019	8,933
Research and development lab	—	59,482
Total	53,402	277,039
Less: Accumulated depreciation	(28,779)	(118,621)
Property and equipment, net	$24,623	$158,418

Depreciation expense for the years ended December 31, 2017 and 2016, totaled $49,797 and $51,484, respectively.

During the year ended December 31, 2017, the Company sold $23,467 of equipment in exchange for $10,800. In addition, the Company wrote off $201,651 of equipment primarily related to the fabrication of vertical farming equipment for produce. As a result of these disposals, the Company recorded a loss of $73,750 that was recorded in the Condensed Statement of Operations within general and administrative expenses.

During the year ended December 31, 2016 the Company sold $46,626 of other assets which were equipment in exchange for $10,000 and recorded a loss on the sale of equipment of $36,626. The Company also placed in service $2,157 from other assets.